Other Financial Items, Net - Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	$ (38,037)	$ (6,936)
Foreign exchange loss on operations	(1,089)	(973)
Amortization of debt guarantee	942	539
Financing arrangement fees and other costs	(4,375)	(54)
Others	205	(213)
Other Financial Items	(4,317)	(701)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	(16,714)	6,059
Interest income on undesignated interest rate swaps	5,698	5,322
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	(30,552)	(10,757)
Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	3,531	(160)
Earn-out Units
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	$ 0	$ (7,400)